Tax - Summary of Unrecognised Deferred Tax Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 307	$ 274
Gross carrying amount	1,188	1,080
Revenue losses
Unrecognised deferred tax position [line items]
Gross carrying amount	480	432
Unrecognised deferred tax	84	75
Capital losses
Unrecognised deferred tax position [line items]
Gross carrying amount	630	580
Unrecognised deferred tax	158	146
Total losses
Unrecognised deferred tax position [line items]
Gross carrying amount	1,110	1,012
Unrecognised deferred tax	242	221
Tax credits
Unrecognised deferred tax position [line items]
Unused tax credits for which no deferred tax asset recognised	61	46
Unrecognised tax credits deferred tax	61	46
Other
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	4	7
Deductible temporary differences for which no deferred tax asset is recognised	$ 17	$ 22